Amounts Due from Related-Parties	12 Months Ended
Dec. 31, 2017
Amounts Due from Related Parties/Amounts Due to Related Parties [Abstract]
AMOUNTS DUE FROM RELATED-PARTIES

NOTE 6 – AMOUNTS DUE FROM RELATED-PARTIES

At December 31, 2017 and 2016, amounts due from related parties consisted of the following:

Name of related party	December 31, 2017	December 31, 2016
C Media Limited (1)	$11,760,692	$-
Ya Tuo Ji International Consultancy (Beijing) Limited (2)	204,412	183,811

(1)	C Media Limited is the parent company of LK Technology. The Group expects the amounts due from the related party will be returned to the Group within one year.

(2)	Ya Tuo Ji is a company controlled by the spouse of a major shareholder of C Media Limited. The loan is unsecured, interest-free and repayable on January 5, 2019.